SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Loans from shareholders	$ 3,968	$ 2,405
Interest rate on investments held as restricted deposits	1.50%
Severance expense	562	583	668
Options granted, maximum number of years before expiration	10 years
Foreign currency translation gain	468	443
Provision for estimated losses	583	56
Outstanding forward contracts, fair value	$ 151	$ 87